Common stock (FY)- Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions		1 Months Ended				3 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jan. 31, 2016	Aug. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Apr. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Aug. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity, Class of Treasury Stock [Line Items]
Number of common shares repurchased (shares)						11.5	14.1		43.3	62.6		74.4	55.1	62.1
Treasury stock acquired									$ 2,770,200,000			$ 4,746,900,000	$ 5,500,000,000	$ 4,493,000,000
Share repurchase program, increase in shares												65.0
Number of shares authorized to be repurchased												330.0
Remaining number of shares authorized to be repurchased (shares)						35.9			35.9			79.2
Treasury stock
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired						$ 712,800,000	$ 1,132,500,000		$ 2,770,200,000	$ 4,717,700,000		$ 5,571,900,000	4,675,000,000	4,642,900,000
Additional paid-in capital
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired									$ 0			$ (825,000,000)	$ 825,000,000	$ (149,900,000)
2015 ASR
Equity, Class of Treasury Stock [Line Items]
Authorized amount under share repurchase program					$ 5,500,000,000
Number of common shares repurchased (shares)	9.1				55.1						64.2
ASR, initial price paid per share					$ 84.79
Shares acquired as a percentage of total shares authorized					85.00%
Fair value of equity instrument					$ 0
2015 ASR | Treasury stock
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired				$ 825,000,000	4,675,000,000
2015 ASR | Additional paid-in capital
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired					$ 825,000,000
2016 ASR
Equity, Class of Treasury Stock [Line Items]
Authorized amount under share repurchase program			$ 2,800,000,000
Number of common shares repurchased (shares)		6.2	32.1					38.3
ASR, initial price paid per share			$ 69.69
Shares acquired as a percentage of total shares authorized			80.00%
Fair value of equity instrument			$ 0
2016 ASR | Treasury stock
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired		$ 560,000,000	2,240,000,000
2016 ASR | Additional paid-in capital
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired			$ 560,000,000